Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CARDIO DIAGNOSTICS HOLDINGS, INC.
Entity Central Index Key	0001870144
Entity Primary SIC Number	6770
Entity Tax Identification Number	87-0925574
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 West Superior Street
Entity Address, Address Line Two	Suite 444
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	855
Local Phone Number	226-9991
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	311 West Superior Street
Entity Address, Address Line Two	Suite 444
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	855
Local Phone Number	226-9991
Contact Personnel Name	Meeshanthini V. Dogan